Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables
Trade receivables	$ 1,129	$ 2,265
VAT receivable	833	1,305
Accrued income	4,034	2,253
Insurance claims	1,452	550
Other receivables	3,258	2,883
Total	$ 10,706	$ 9,256